Derivative financial instruments - Narrative (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognized in the income statement, excluding gains and losses on realized physical derivative contracts reflected in sakes and purchases			$ 2,504	$ 1,983	$ 1,435
Level 3
Disclosure of detailed information about financial instruments [line items]
Deferred gain (loss) on derivatives			577	503
Derivatives held for trading | Derivatives | Level 3
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for assets held at end of period, fair value measurement	$ 123	$ 234
Futures, Options, Swaps, and Forward Derivative Contracts
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognized in the income statement			351	$ (1,420)	$ 154
Currency risk | Highly probable forecast capital expenditure | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	386		386
Currency risk | Highly probable forecast capital expenditure | Cash flow hedges | Later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	304		304
Currency risk | Highly probable forecast capital expenditure | Cash flow hedges | 1-2 years
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 82		$ 82
Interest rate risk | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Average rate of hedging instrument	3.04%		3.04%
Notional amount	$ 24,513		$ 24,513
Interest rate risk | Fair value hedges | Within one year
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,694		2,694
Interest rate risk | Fair value hedges | 1-2 years
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 2,324		$ 2,324
Currency and interest rate risk | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Average rate of hedging instrument	4.07%		4.07%
Notional amount	$ 16,580		$ 16,580
Currency and interest rate risk | Fair value hedges | Within one year
Disclosure of detailed information about financial instruments [line items]
Notional amount	0		0
Currency and interest rate risk | Fair value hedges | 1-2 years
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 1,245		$ 1,245